Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	8,675,000	8,887,616
Series 2020-2 Class D
05/13/2026	5.650%	2,000,000	2,198,445
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	9,850,000	9,990,380
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.687%	4,000,000	3,930,268
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	3,136,135	3,150,759
Series 2019-B Class B
10/15/2026	3.150%	2,750,000	2,788,697
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	10,019,398
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,538,348
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	10,522,522
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.937%	10,800,000	10,749,100
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.700%	5,000,000	4,875,170
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.668%	8,000,000	7,956,816
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	1.468%	8,000,000	7,919,872
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	3,034,210
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	341,981	342,981
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-B Class A
06/17/2024	2.660%	254,251	254,427
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	901,150	904,017
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	4,500,000	4,574,568
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	58,195	58,236
Series 2018-P2 Class B
10/15/2025	4.100%	1,300,000	1,309,531
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,365,862
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,499,822
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	685,027
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.787%	3,025,000	3,007,993
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	5,061,415
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,531,167
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,065,929	2,137,656
GLS Auto Receivables Issuer Trust(a)
Series 2020-3A Class B
08/15/2024	1.380%	8,250,000	8,330,818
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	9,750,000	10,003,769
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	4,850,000	4,895,455
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.668%	5,500,000	5,477,967
Columbia Short Term Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.037%	5,550,000	5,558,730
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	566,040	570,134
Series 2019-1A Class B
04/16/2029	3.940%	750,000	753,416
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,218,217
Series 2020-2A Class B
09/16/2030	1.830%	7,500,000	7,579,051
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,683,894
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,543,977	2,605,275
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	5,450,000	5,450,222
NRZ Excess Spread-Collateralized Notes(a),(c)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,400,000	2,406,518
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.068%	11,200,000	11,200,325
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,290,039	1,302,691
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%	592,027	594,700
Series 2019-2A Class B
09/15/2025	3.690%	2,633,122	2,649,136
Series 2019-3A Class B
07/15/2025	3.590%	3,250,000	3,224,107
Series 2019-4A Class B
02/17/2026	3.200%	5,750,000	5,649,199
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	1.264%	2,961,982	2,954,935
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	1.887%	11,250,000	11,139,750
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.637%	10,000,000	9,877,760
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	4,134,653
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,945,269
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,459,686	1,481,247
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,295,929	1,298,572
Series 2016-3A Class A
10/20/2033	2.430%	1,070,443	1,064,530
Series 2018-3A Class A
09/20/2035	3.690%	660,964	664,988
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	3,025,000	3,032,082
Upstart Pass-Through Trust(a),(c)
Series 2020-ST4 Class A
11/20/2026	3.250%	5,753,348	5,753,348
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	5,000,000	5,004,041
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	2,468,441	2,489,381
Series 2020-2 Class A
11/20/2030	2.309%	3,610,258	3,612,158
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,621,246
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,914,000	6,062,830
Total Asset-Backed Securities — Non-Agency (Cost $266,029,601)			268,584,717

2	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.609%	9,100,000	8,677,690
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.509%	11,500,000	11,127,972
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.409%	3,650,000	3,388,498
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.659%	1,975,000	1,825,886
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.409%	13,500,000	13,164,152
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.259%	5,950,000	5,940,895
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.409%	3,370,007	3,364,857
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.746%	2,180,000	2,020,580
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.046%	1,931,000	1,735,118
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.184%	5,900,000	5,355,636
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.459%	3,900,000	3,866,231
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.059%	2,783,262	2,768,776
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.859%	8,729,499	8,680,111
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.177%	3,675,000	3,097,495
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.359%	3,000,000	3,000,898
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.909%	1,125,000	1,125,334
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,879,629	12,180,505
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	997,825
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	2,026,289
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,230,685
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	313,355
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	365,532
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.034%	16,055,000	15,740,778
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.249%	1,600,000	1,401,368
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $116,129,336)			113,396,466

Corporate Bonds & Notes 32.6%

Aerospace & Defense 0.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	2,500,000	2,840,269

Columbia Short Term Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,000,000	2,312,629
Northrop Grumman Corp.
08/01/2023	3.250%	2,000,000	2,146,307
TransDigm, Inc.
07/15/2024	6.500%	434,000	441,840
05/15/2025	6.500%	289,000	297,847
TransDigm, Inc.(a)
12/15/2025	8.000%	701,000	773,798
Total			8,812,690
Airlines 0.0%
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	299,000	320,602
Automotive 0.3%
Clarios Global LP(a)
05/15/2025	6.750%	439,000	473,023
Ford Motor Credit Co. LLC
01/09/2022	3.219%	178,000	180,154
11/17/2023	3.370%	200,000	204,021
03/18/2024	5.584%	1,100,000	1,189,923
11/13/2025	3.375%	92,000	94,002
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	454,000	466,897
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	205,649
Total			2,813,669
Banking 6.8%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	367,238
American Express Co.
08/01/2022	2.500%	2,000,000	2,064,736
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	1,150,000	1,186,089
Bank of America Corp.
08/01/2025	3.875%	7,000,000	7,982,697
Bank of Montreal
12/08/2023	0.450%	1,940,000	1,945,314
Bank of New York Mellon Corp. (The)
01/27/2023	1.850%	2,000,000	2,061,441
Bank of Nova Scotia (The)
09/15/2023	0.550%	2,000,000	2,008,573
CIT Group, Inc.
08/01/2023	5.000%	416,000	453,953
Citigroup, Inc.(e)
10/30/2024	0.776%	5,445,000	5,484,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/12/2024	2.450%	2,500,000	2,648,241
Goldman Sachs Group, Inc. (The)(e)
12/09/2026	1.093%	5,900,000	5,967,010
HSBC Holdings PLC(e)
05/18/2024	3.950%	3,000,000	3,238,689
ING Bank NV(a)
06/09/2021	5.000%	1,000,000	1,020,337
JPMorgan Chase & Co.(e)
11/19/2026	1.045%	7,800,000	7,889,271
Lloyds Bank PLC
08/14/2022	2.250%	1,000,000	1,030,929
Morgan Stanley(e)
04/28/2026	2.188%	5,500,000	5,813,692
PNC Bank NA
02/23/2025	2.950%	1,450,000	1,588,659
Toronto-Dominion Bank (The)
06/12/2025	1.150%	2,000,000	2,041,060
Truist Bank
03/10/2025	1.500%	1,500,000	1,552,224
UBS AG(a)
04/21/2022	1.750%	1,000,000	1,017,810
US Bank NA
01/21/2025	2.050%	1,000,000	1,057,598
Wells Fargo & Co.(e)
10/30/2025	2.406%	5,500,000	5,810,282
Westpac Banking Corp.
02/26/2024	3.300%	2,500,000	2,725,029
Total			66,955,693
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
05/15/2025	7.000%	350,000	377,963
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	274,000	285,155
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	197,000	201,638
James Hardie International Finance DAC(a)
01/15/2025	4.750%	583,000	596,846
Total			1,083,639
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	355,447
02/15/2026	5.750%	365,000	376,935
05/01/2026	5.500%	157,000	162,960

4	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	3,000,000	3,330,247
Comcast Corp.
04/15/2024	3.700%	2,500,000	2,755,613
CSC Holdings LLC
11/15/2021	6.750%	160,000	166,461
06/01/2024	5.250%	1,016,000	1,099,154
CSC Holdings LLC(a)
05/15/2026	5.500%	192,000	199,841
DISH DBS Corp.
06/01/2021	6.750%	151,000	154,020
07/15/2022	5.875%	267,000	278,859
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	291,696
07/15/2024	4.625%	922,000	955,740
Videotron Ltd.
07/15/2022	5.000%	239,000	251,274
Total			10,378,247
Chemicals 0.5%
DowDuPont, Inc.
11/15/2023	4.205%	1,000,000	1,104,145
INEOS Group Holdings SA(a)
08/01/2024	5.625%	568,000	576,384
Ingevity Corp.(a)
02/01/2026	4.500%	227,000	230,725
LYB International Finance III LLC
10/01/2025	1.250%	2,465,000	2,508,301
PQ Corp.(a)
12/15/2025	5.750%	171,000	175,354
SPCM SA(a)
09/15/2025	4.875%	309,000	318,563
Total			4,913,472
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
07/07/2023	0.650%	1,000,000	1,008,364
John Deere Capital Corp.
10/10/2023	0.400%	1,000,000	1,003,746
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	647,000	665,500
Total			2,677,610
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/2022	3.500%	362,000	371,685
APX Group, Inc.
12/01/2022	7.875%	446,000	446,895
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Expedia Group, Inc.(a)
12/15/2023	3.600%	189,000	201,729
05/01/2025	6.250%	20,000	23,196
05/01/2025	7.000%	291,000	319,373
Total			1,362,878
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	300,000	321,144
Mattel, Inc.(a)
12/31/2025	6.750%	506,000	534,115
Newell Brands, Inc.
06/01/2025	4.875%	334,000	367,047
Prestige Brands, Inc.(a)
03/01/2024	6.375%	185,000	189,100
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	229,211
Valvoline, Inc.
08/15/2025	4.375%	228,000	235,491
Total			1,876,108
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2025	2.242%	3,085,000	3,263,989
CFX Escrow Corp.(a)
02/15/2024	6.000%	514,000	532,638
02/15/2026	6.375%	476,000	509,087
Honeywell International, Inc.
06/01/2025	1.350%	1,253,000	1,296,050
TriMas Corp.(a)
10/15/2025	4.875%	224,000	229,600
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	419,190
06/15/2024	5.375%	229,000	234,784
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	428,000	470,577
Total			6,955,915
Electric 2.8%
American Electric Power Co., Inc.
11/01/2025	1.000%	2,000,000	2,024,719
Clearway Energy Operating LLC
10/15/2025	5.750%	749,000	789,256
Dominion Resources, Inc.
01/15/2022	2.750%	1,500,000	1,533,600
DTE Energy Co.
06/01/2025	1.050%	2,000,000	2,025,001

Columbia Short Term Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/15/2025	0.900%	2,000,000	2,006,128
Eversource Energy
08/15/2025	0.800%	2,500,000	2,496,824
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,922,543
NextEra Energy Capital Holdings, Inc.
04/01/2022	2.900%	1,000,000	1,031,704
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	912,000	977,843
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,000,000	2,035,697
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,500,000	2,765,187
Southern Co. (The)
07/01/2026	3.250%	3,000,000	3,364,242
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	604,000	624,978
WEC Energy Group, Inc.
09/15/2023	0.550%	1,500,000	1,507,029
Xcel Energy, Inc.
10/15/2023	0.500%	1,000,000	1,003,371
Total			27,108,122
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	983,000	1,022,030
08/01/2025	3.750%	146,000	149,700
Total			1,171,730
Finance Companies 0.7%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	100,000	101,093
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	4,500,000	5,001,642
Navient Corp.
07/26/2021	6.625%	313,000	320,603
01/25/2022	7.250%	267,000	278,386
01/25/2023	5.500%	318,000	334,020
SLM Corp.
10/29/2025	4.200%	192,000	202,990
Springleaf Finance Corp.
05/15/2022	6.125%	522,000	553,920
Total			6,792,654
Food and Beverage 2.3%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	3,500,000	3,984,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	44,888
B&G Foods, Inc.
04/01/2025	5.250%	309,000	319,197
Bacardi Ltd.(a)
05/15/2025	4.450%	4,000,000	4,508,611
Conagra Brands, Inc.
11/01/2027	1.375%	3,000,000	3,026,074
Cott Holdings, Inc.(a)
04/01/2025	5.500%	703,000	726,399
Diageo Capital PLC
09/29/2025	1.375%	1,500,000	1,541,560
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	1,094,000	1,200,475
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	484,000	505,944
Mondelez International, Inc.
05/04/2025	1.500%	1,500,000	1,551,430
PepsiCo, Inc.
10/07/2023	0.400%	1,000,000	1,005,272
Performance Food Group, Inc.(a)
06/01/2024	5.500%	305,000	307,207
05/01/2025	6.875%	257,000	275,247
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	741,000	760,382
Treehouse Foods, Inc.(a)
02/15/2024	6.000%	90,000	91,729
Tyson Foods, Inc.
08/15/2024	3.950%	2,500,000	2,778,919
Total			22,627,426
Gaming 0.5%
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	321,000	339,982
07/01/2025	6.250%	626,000	666,547
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	252,357
06/01/2025	5.250%	182,000	205,119
International Game Technology PLC(a)
02/15/2022	6.250%	358,000	367,082
02/15/2025	6.500%	203,000	227,006
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	554,589
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	139,000	148,813
MGM Resorts International
03/15/2023	6.000%	364,000	391,639

6	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	571,000	588,897
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	385,534
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	341,931
03/01/2025	5.500%	219,000	228,648
Total			4,698,144
Health Care 1.2%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	468,000	469,264
03/01/2024	6.500%	124,000	126,935
Becton Dickinson and Co.
06/06/2024	3.363%	3,000,000	3,254,226
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	831,000	845,888
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	217,000	227,178
Cigna Corp.
07/15/2023	3.000%	2,000,000	2,118,361
HCA, Inc.
02/01/2025	5.375%	638,000	716,959
02/15/2026	5.875%	111,000	127,832
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	560,000	574,522
McKesson Corp.
03/15/2023	2.850%	1,501,000	1,568,318
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	102,000	106,571
Tenet Healthcare Corp.
07/15/2024	4.625%	924,000	946,634
05/01/2025	5.125%	367,000	374,051
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	488,000	506,489
Total			11,963,228
Healthcare Insurance 0.7%
Aetna, Inc.
06/15/2023	2.800%	2,000,000	2,105,894
Anthem, Inc.
01/15/2025	2.375%	2,000,000	2,137,640
Centene Corp.
01/15/2025	4.750%	515,000	528,614
01/15/2025	4.750%	493,000	505,794
UnitedHealth Group, Inc.
02/15/2023	2.750%	1,100,000	1,150,313
Total			6,428,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
Lennar Corp.
01/15/2022	4.125%	284,000	290,679
11/15/2024	5.875%	197,000	227,837
Meritage Homes Corp.
04/01/2022	7.000%	235,000	249,570
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	399,140
03/01/2024	5.625%	360,000	386,821
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	167,777
Total			1,721,824
Independent Energy 0.5%
Apache Corp.
11/15/2025	4.625%	191,000	201,143
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	2,211,139
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	44,000	28,444
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	153,000	163,941
EQT Corp.
10/01/2022	3.000%	243,000	245,576
Murphy Oil Corp.
08/15/2024	6.875%	162,000	164,758
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	275,000	282,682
Range Resources Corp.
08/15/2022	5.000%	146,000	146,471
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	1,075,162
WPX Energy, Inc.
09/15/2024	5.250%	714,000	777,315
Total			5,296,631
Integrated Energy 0.4%
BP Capital Markets PLC
02/10/2024	3.814%	1,720,000	1,888,353
Cenovus Energy, Inc.
08/15/2022	3.000%	1,629,000	1,658,660
Total			3,547,013
Leisure 0.3%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	167,000	175,299

Columbia Short Term Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	393,000	395,190
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	283,000	295,636
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	223,600
06/01/2023	4.875%	204,000	194,647
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	546,000	553,171
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	282,000	260,037
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	196,000	202,986
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	605,000	605,602
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	139,000	150,809
Vail Resorts, Inc.(a)
05/15/2025	6.250%	330,000	353,791
Total			3,410,768
Life Insurance 1.2%
American International Group, Inc.
04/01/2026	3.900%	2,500,000	2,850,701
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,500,000	1,663,444
Metropolitan Life Global Funding I(a)
07/02/2025	0.950%	2,000,000	2,025,347
Principal Life Global Funding II(a)
06/23/2025	1.250%	1,500,000	1,530,954
Voya Financial, Inc.
07/15/2024	3.125%	3,000,000	3,240,049
Total			11,310,495
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	211,000	225,442
Wyndham Hotels & Resorts, Inc.(a)
04/15/2026	5.375%	185,000	191,158
Total			416,600
Media and Entertainment 0.7%
Discovery Communications LLC
06/15/2025	3.950%	2,500,000	2,809,748
iHeartCommunications, Inc.
05/01/2026	6.375%	227,000	242,471
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
02/01/2026	5.750%	190,000	196,175
Netflix, Inc.
02/15/2022	5.500%	160,000	167,856
03/01/2024	5.750%	272,000	304,640
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	132,244
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	436,000	441,691
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	62,000	65,683
RELX Capital, Inc.
03/16/2023	3.500%	2,000,000	2,127,788
TEGNA, Inc.(a)
03/15/2026	4.750%	150,000	159,853
Total			6,648,149
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	514,000	535,547
Constellium NV(a)
05/15/2024	5.750%	518,000	528,235
03/01/2025	6.625%	430,000	439,340
02/15/2026	5.875%	373,000	382,628
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	443,167
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	362,000	376,741
Total			2,705,658
Midstream 2.1%
Buckeye Partners LP
07/01/2023	4.150%	114,000	117,140
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	244,079
Cheniere Energy Partners LP
10/01/2025	5.250%	514,000	528,289
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	535,752
Enterprise Products Operating LLC
02/15/2025	3.750%	2,000,000	2,240,526
EQM Midstream Partners LP(a)
07/01/2025	6.000%	181,000	198,090
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	2,000,000	2,190,532
MPLX LP
12/01/2024	4.875%	2,500,000	2,867,716
01/15/2025	5.250%	272,000	279,506

8	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	182,000	189,769
NuStar Logistics LP
02/01/2022	4.750%	492,000	499,606
10/01/2025	5.750%	302,000	320,850
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	3,500,000	3,737,403
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	86,242
Sunoco LP/Finance Corp.
02/15/2026	5.500%	236,000	242,852
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	436,000	446,635
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,075,000	1,080,589
02/01/2025	5.125%	81,000	83,056
Western Midstream Operating LP
02/01/2025	3.100%	1,998,000	2,051,980
Williams Companies, Inc. (The)
01/15/2023	3.700%	3,000,000	3,180,398
Total			21,121,010
Natural Gas 0.6%
NiSource, Inc.
08/15/2025	0.950%	3,000,000	3,020,267
Sempra Energy
06/15/2024	3.550%	2,875,000	3,130,859
Total			6,151,126
Oil Field Services 0.0%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	109,200	92,770
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	358,000	388,784
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	369,000	371,126
10/01/2025	5.250%	75,000	74,657
Total			445,783
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	448,000	464,119
04/30/2025	5.250%	379,000	400,279
Berry Global, Inc.
07/15/2023	5.125%	242,000	245,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.(a)
02/15/2026	4.500%	301,000	308,109
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	402,459
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	383,834
Total			2,204,240
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	166,000	166,066
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2026	3.200%	5,500,000	6,108,103
Amgen, Inc.
05/22/2024	3.625%	1,760,000	1,932,061
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	827,000	850,427
04/15/2025	6.125%	579,000	596,559
11/01/2025	5.500%	186,000	192,320
12/15/2025	9.000%	85,000	93,896
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,940,000	2,105,446
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	375,000	380,350
Gilead Sciences, Inc.
09/29/2023	0.750%	2,500,000	2,506,568
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	604,000	637,165
Total			15,402,895
Property & Casualty 0.4%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	2,000,000	2,187,508
Loews Corp.
05/15/2023	2.625%	1,644,000	1,720,040
Radian Group, Inc.
10/01/2024	4.500%	160,000	168,987
03/15/2025	6.625%	182,000	206,323
Total			4,282,858
Railroads 0.2%
CSX Corp.
08/01/2024	3.400%	1,640,000	1,792,319
Refining 0.4%
Phillips 66
02/15/2026	1.300%	3,500,000	3,558,301

Columbia Short Term Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	119,000	121,372
04/15/2025	5.750%	136,000	145,802
IRB Holding Corp.(a)
06/15/2025	7.000%	699,000	762,651
Yum! Brands, Inc.(a)
04/01/2025	7.750%	171,000	189,405
Total			1,219,230
Retailers 0.2%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	619,000	656,113
Lowe’s Companies, Inc.
09/15/2024	3.125%	633,000	687,605
Penske Automotive Group, Inc.
09/01/2025	3.500%	338,000	343,631
PetSmart, Inc.(a)
06/01/2025	5.875%	371,000	380,570
Total			2,067,919
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	86,000	88,630
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	342,775
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	189,516
03/15/2026	3.250%	568,000	576,834
Total			1,197,755
Technology 1.3%
Broadcom, Inc.
11/15/2025	3.150%	3,500,000	3,822,175
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	186,000	190,938
CommScope Finance LLC(a)
03/01/2024	5.500%	392,000	403,954
IBM Credit LLC
02/06/2023	3.000%	1,000,000	1,055,363
Microchip Technology, Inc.(a)
09/01/2025	4.250%	351,000	371,014
NCR Corp.(a)
04/15/2025	8.125%	576,000	640,593
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,000,000	3,225,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2025	2.500%	1,500,000	1,611,854
PTC, Inc.(a)
02/15/2025	3.625%	237,000	243,873
Symantec Corp.(a)
04/15/2025	5.000%	186,000	189,992
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	540,000	573,394
Total			12,328,648
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	3,000,000	3,377,184
XPO Logistics, Inc.(a)
06/15/2022	6.500%	266,000	266,687
Total			3,643,871
Wireless 0.9%
Altice France SA(a)
05/01/2026	7.375%	343,000	360,787
American Tower Corp.
09/15/2025	1.300%	3,000,000	3,068,210
SBA Communications Corp.
10/01/2022	4.000%	532,000	537,320
09/01/2024	4.875%	243,000	249,364
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	275,838
Sprint Corp.
09/15/2023	7.875%	755,000	873,668
06/15/2024	7.125%	260,000	303,747
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	3,000,000	3,074,027
Total			8,742,961
Wirelines 1.2%
AT&T, Inc.
02/01/2028	1.650%	3,800,000	3,883,985
CenturyLink, Inc.
06/15/2021	6.450%	924,000	942,516
03/15/2022	5.800%	466,000	489,245
04/01/2024	7.500%	126,000	142,242
04/01/2025	5.625%	138,000	149,818
Level 3 Financing, Inc.
01/15/2024	5.375%	84,000	84,816
Orange SA
09/14/2021	4.125%	1,310,000	1,343,441
Telefonica Emisiones SAU
04/27/2023	4.570%	1,500,000	1,639,285

10	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
02/15/2025	3.376%	3,000,000	3,331,240
Total			12,006,588
Total Corporate Bonds & Notes (Cost $311,293,462)			321,188,307

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	578,000	582,466
Morocco 0.0%
Morocco Government AID Bond(b),(c),(g)
6-month USD LIBOR + 0.000% 05/01/2023	0.250%	212,500	209,313
Total Foreign Government Obligations (Cost $786,686)			791,779

Residential Mortgage-Backed Securities - Agency 9.0%

Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	45,573	47,833
01/01/2023- 10/01/2024	4.500%	31,296	33,071
03/01/2025- 04/01/2026	4.000%	23,449	24,908
11/01/2025- 07/01/2026	3.500%	7,488	7,947
09/01/2035	2.000%	9,903,767	10,352,632
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.217% Cap 9.567% 03/01/2034	3.567%	121,121	121,361
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	2.735%	1,792	1,803
12-month USD LIBOR + 1.709% Cap 11.046% 08/01/2036	2.688%	31,973	33,521
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	2.219%	15,031	15,089
Federal National Mortgage Association
03/01/2023	5.000%	812	851
03/01/2024- 06/01/2026	4.000%	26,458	28,084
12/01/2025- 09/01/2026	3.500%	7,508	7,969
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	22,717	22,838
12-month USD LIBOR + 1.485% Floor 1.485%, Cap 11.860% 09/01/2037	2.110%	11,632	11,570
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	3.345%	6,155	6,258
Government National Mortgage Association
09/20/2021	6.000%	1,893	1,902
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.000%	11,888	12,349
Uniform Mortgage-Backed Security TBA(h)
01/17/2034	3.000%	10,000,000	10,494,439
01/19/2036	2.000%	55,000,000	57,500,781
01/19/2036	2.500%	9,500,000	9,908,203
Total Residential Mortgage-Backed Securities - Agency (Cost $88,282,790)			88,633,409

Residential Mortgage-Backed Securities - Non-Agency 25.5%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.628%	11,859	11,816
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	1,176,645	1,180,839
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,242,549
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,834,012	1,874,203
CMO Series 2019-2 Class A3
03/25/2049	3.833%	2,140,104	2,188,457
Bayview Opportunity Master Fund IIIb Trust(a),(d)
Series 2019-LT2 Class A1
10/28/2034	3.376%	463,018	462,634
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,452,417	1,490,962
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.450%	222,526	222,505

Columbia Short Term Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.348%	5,345,000	5,395,725
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.998%	1,925,000	1,931,718
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	3,067,132	3,093,729
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.220%	7,176,432	7,063,839
Cityscape Home Equity Loan Trust(c),(g),(i)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT 2019-1 Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,718,885	1,751,944
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	5,040,300	5,160,419
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	10,302,005	10,596,622
CSMC Trust(a),(d)
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,650,375	3,668,119
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	921,018	933,102
CMO Series 2019-2A Class A3
04/25/2059	3.763%	3,254,666	3,293,045
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-1 Class A3
06/25/2059	3.241%	4,768,910	4,823,109
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.977%	2,500,000	2,499,993
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.148%	4,375,000	4,398,793
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.182%	2,000,000	2,003,195
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	7,813,087	7,894,561
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	4,334,357	4,357,647
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	1,976,753
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.394%	6,276,000	6,326,012
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	3,417,055	3,504,541
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	3,464,842	3,512,973
CMO Series 2019-2 Class A3
09/25/2059	3.007%	2,922,775	2,973,261
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,800,000	1,799,998
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.499%	2,300,000	2,301,975
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	3,830,395	3,852,079
MRA Issuance Trust(a),(b),(c)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% 07/15/2021	1.900%	5,425,000	5,425,000
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	4,708,878	4,708,273
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	2,917,548	2,972,184
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,649,811	2,678,515
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	2,054,686	2,069,630
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	2,575,166	2,586,776

12	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	7,512,731	7,553,010
Preston Ridge Partners LLC(a),(d)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	5,603,544	5,613,109
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	776,148	776,518
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	4,545,294	4,555,229
PRPM LLC(a),(d)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	3,889,700	3,902,933
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,840,030	3,846,978
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.098%	2,125,000	2,117,091
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,212,540	2,253,509
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	5,903,362	6,060,192
CMO Series 2019-1 Class A3
06/25/2049	3.299%	3,537,594	3,565,841
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	2,998,305	3,052,959
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,781,211
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,517,427	1,518,648
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,629,532
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.150%	2,700,000	2,710,199
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(d)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	7,224,236	7,244,923
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(d)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	2,405,377	2,412,995
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	6,985,343	7,004,975
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	4,214,353	4,225,500
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,858,529	1,860,408
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	3,202,789	3,204,233
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	5,593,419	5,595,599
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	1,578,634	1,580,102
Verus Securitization Trust(a),(d)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	470,151	471,878
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,547,747	3,572,310
CMO Series 2019-1 Class A3
02/25/2059	4.040%	3,459,053	3,473,606
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,578,674
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	2,449,384	2,525,670
CMO Series 2020-2 Class A1
05/25/2060	2.743%	2,822,109	2,864,441
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	4,092,859	4,092,667
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	8,910,873	9,053,942
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,726,112	2,808,227
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $250,569,614)			251,734,605

U.S. Treasury Obligations 1.0%

U.S. Treasury
03/31/2024	2.125%	9,300,000	9,881,250
Total U.S. Treasury Obligations (Cost $9,870,542)			9,881,250

Columbia Short Term Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(j),(k)	7,735,010	7,734,236
Total Money Market Funds (Cost $7,732,531)		7,734,236
Total Investments in Securities (Cost: $1,050,694,562)		1,061,944,769
Other Assets & Liabilities, Net		(76,198,404)
Net Assets		985,746,365
At December 31, 2020, securities and/or cash totaling $242,862 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	735	03/2021	USD	162,417,773	133,491	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(425)	03/2021	USD	(53,619,727)	—	(119,891)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $702,271,807, which represents 71.24% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2020.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2020.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2020.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2020, the total value of these securities amounted to $209,314, which represents 0.02% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	40,507,850	438,637,526	(471,416,079)	4,939	7,734,236	23,442	59,081	7,735,010
14	Columbia Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2020 (Unaudited)
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Bond Fund | Quarterly Report 2020	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT222_03_K01_(02/21)